K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 9, 2018
EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Sound Point Enhanced Income Fund File No. 811- Initial Registration Statement on Form N-2

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the American Beacon Sound Point Enhanced Income Fund (the “Trust”) is an initial registration statement on Form N-2 (the “Registration Statement”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

Concurrently with this filing, the Trust has transmitted for filing with the Securities and Exchange Commission the Trust’s Notification of Registration on Form N-8A under the 1940 Act.

The Trust respectfully requests that the Staff furnish the Trust with any comments it may have as soon as reasonably practicable.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015 or Jennifer R. Gonzalez at (202) 778-9286.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan American Beacon Advisors, Inc.